Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefit expenses [abstract]
Employee benefit expenses

	2016 RMB’000	2017 RMB’000	2018 RMB’000
Wages and salaries	1,666,806	1,769,535	1,814,991
Social welfare costs	640,710	622,854	712,556
Others	162,014	349,331	374,029
Share-based payments granted to directors and employees (Note 26,27)	18,004	11,276	(13,004)

Total employee benefit expense	2,487,534	2,752,996	2,888,572